Fair value measurement of financial instruments (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure Of Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The table below sets out the Group’s financial assets and financial liabilities measured and recognized at fair value as of September 30, 2024 and March 31, 2024 on a recurring basis, including their levels in the fair value hierarchy.

As of September 30, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other current receivables-Derivative financial instruments	—	77	—	77
Financial assets at fair value through profit or loss
- Other non-current assets - pledged asset for endowment insurance	2,627	—	—	2,627
Total assets	2,627	77	—	2,704
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liabilities	—	—	3,622	3,622
- Warrant liabilities - Public warrants	1,503	—	—	1,503
- Warrant liabilities - Private warrants	—	759	—	759
- Other current financial liabilities - Derivative financial instruments	—	1,683	—	1,683
Total liabilities	1,503	2,442	3,622	7,567

As of March 31, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	4,995	4,995
- Other current receivables-Derivative financial instruments	—	1,684	—	1,684
Financial assets at fair value through profit or loss
- Other non-current assets - pledged asset for endowment insurance	2,512	—	—	2,512
Total assets	2,512	1,684	4,995	9,191
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	3,309	3,309
- Warrant liabilities - Public warrants	582	—	—	582
- Warrant liabilities - Private warrants	—	281	—	281
- Other current liabilities - Derivative financial instruments	—	122	—	122
Total liabilities	582	403	3,309	4,294

Disclosure of fair value measurement of liabilities
The table below sets out the Group’s financial assets and financial liabilities measured and recognized at fair value as of September 30, 2024 and March 31, 2024 on a recurring basis, including their levels in the fair value hierarchy.

As of September 30, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other current receivables-Derivative financial instruments	—	77	—	77
Financial assets at fair value through profit or loss
- Other non-current assets - pledged asset for endowment insurance	2,627	—	—	2,627
Total assets	2,627	77	—	2,704
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liabilities	—	—	3,622	3,622
- Warrant liabilities - Public warrants	1,503	—	—	1,503
- Warrant liabilities - Private warrants	—	759	—	759
- Other current financial liabilities - Derivative financial instruments	—	1,683	—	1,683
Total liabilities	1,503	2,442	3,622	7,567

As of March 31, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	4,995	4,995
- Other current receivables-Derivative financial instruments	—	1,684	—	1,684
Financial assets at fair value through profit or loss
- Other non-current assets - pledged asset for endowment insurance	2,512	—	—	2,512
Total assets	2,512	1,684	4,995	9,191
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	3,309	3,309
- Warrant liabilities - Public warrants	582	—	—	582
- Warrant liabilities - Private warrants	—	281	—	281
- Other current liabilities - Derivative financial instruments	—	122	—	122
Total liabilities	582	403	3,309	4,294

Disclosure of level three fair value reconciliation, assets

The following table provides a level 3 fair value reconciliation:

Six months ended September 30, 2024
(EUR thousand)	Other investments	Put option liabilities
Opening balance as of April 1, 2024	4,995	3,309
Loss recognized in income statement	—	222
Loss recognized in other comprehensive income	(4,995)	—
Exchange differences	—	89
Closing balance as of September 30, 2024	—	3,620

Three months ended September 30, 2024
(EUR thousand)	Other investments	Put option liabilities
Opening balance as of July 1, 2024	2,995	3,454
Loss recognized in income statement	—	113
Loss recognized in other comprehensive income	(2,995)	—
Exchange differences	—	53
Closing balance as of September 30, 2024	—	3,620

Disclosure of level three fair value reconciliation, liabilities

The following table provides a level 3 fair value reconciliation:

Six months ended September 30, 2024
(EUR thousand)	Other investments	Put option liabilities
Opening balance as of April 1, 2024	4,995	3,309
Loss recognized in income statement	—	222
Loss recognized in other comprehensive income	(4,995)	—
Exchange differences	—	89
Closing balance as of September 30, 2024	—	3,620

Three months ended September 30, 2024
(EUR thousand)	Other investments	Put option liabilities
Opening balance as of July 1, 2024	2,995	3,454
Loss recognized in income statement	—	113
Loss recognized in other comprehensive income	(2,995)	—
Exchange differences	—	53
Closing balance as of September 30, 2024	—	3,620